Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 228	$ 189
Gold on hand (dore/bullion)	118	94
Ore stockpiles	481	454
Uranium oxide and sulfuric acid	33	24
Supplies	352	296
Inventory Gross	1,212	1,057
Less: Materials on the leach pad	(119)	(98)
Net Short Term Inventories	1,093	959
Inventory, Noncurrent [Abstract]
Metals in process	430	393
Ore stockpiles	174	31
Inventory Gross Long Term	604	424
Less: Materials on the leach pad	(430)	(393)
Inventory, Noncurrent	$ 174	$ 31